Real Estate Real Estate Dispositions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disposed Land Parcels	0	1
Disposed Properties	35	47
Disposed Units	9,012	14,345
Proceeds From Sale Of Property	$ 1,061,334	$ 1,505,025
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	548,278	826,489	297,956
Net (loss) gain on sales of land parcels	0	4,217	(1,395)
Consolidated Rental Properties [Member]
Disposed Properties	35	47
Disposed Units	9,012	14,345
Proceeds From Sale Of Property	1,061,334	1,482,239
Land Parcel [Member]
Disposed Units		0
Proceeds From Sale Of Property		$ 22,786